Stock based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock based compensation
Schedule of summary of outstanding stock options

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2013	272,727	$2.81	4.33	$584
Granted	192,813	$7.21
Exercised	—
Outstanding—December 31, 2013	465,540	$4.63	3.76	$1,182
Granted	504,990	$11.18
Forfeited	(45,453)	$8.64
Exercised	—
Outstanding—December 31, 2014	925,077	$8.01	3.72	$1,011
Granted	1,710,530	$16.87
Forfeited and cancelled	(44,087)	$7.60
Exercised	—
Outstanding—December 31, 2015	2,591,520	$13.59	5.97	$1,844
Vested and exercisable—December 31, 2015	727,280	$6.53	3.12	$1,844
Vested and expected to vest—December 31, 2015	2,591,520	$13.59	5.97	$1,844

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and non‑employees in the accompanying consolidated statements of operations as follows (in thousands):

	Year Ended
	December 31,
	2013	2014	2015
Research and development	$438	$268	$793
General and administrative	310	(17)	3,147
Total stock-based compensation	$748	$251	$3,940

Schedule of assumptions for estimating fair value of stock option awards

	Year Ended December 31,
	2013	2014	2015
Expected term (in years)	4.42	3.23	3.23
Risk-free interest rate	0.0% - 1.7%	0.0% - 0.6%	0.0% - 0.6%
Expected volatility	70.8% - 84.4%	68.3% - 80.7%	79.0% - 83.1%
Dividend rate	—%	—%	—%